Condensed Consolidated Interim Statement of Financial Position - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	S/ 174,661	S/ 235,745
Trade accounts receivable	1,017,689	961,886
Other assets	270,689	253,283
Inventories	138,938	143,764
Derivative financial instruments	1,004	8,962
Other investments	112,445	100,228
Total current assets	1,715,426	1,703,868
Non-current assets
Trade accounts receivable	550	571
Other assets	26,444	24,433
Investments in associates and joint venture	28,459	25,405
Other investments	331	282
Property, furniture, and equipment	2,306,431	2,280,123
Intangible assets	2,720,431	2,656,888
Right-of-use assets	118,681	131,062
Investment properties	6,230	6,058
Derivative financial instruments	43,468	58,510
Deferred tax assets	200,676	193,520
Total non-current assets	5,451,701	5,376,852
Total assets	7,167,127	7,080,720
Current liabilities
Loans and borrowings	597,537	654,233
Lease liabilities	32,487	32,459
Trade accounts payable	918,446	931,265
Other accounts payable	282,499	289,563
Provisions	10,150	12,246
Derivative financial instruments	29,778	15,273
Insurance contract liabilities	11,316	10,098
Deferred income	110	138
Total current liabilities	1,882,323	1,945,275
Non-current liabilities
Loans and borrowings	2,976,234	2,965,541
Lease liabilities	96,054	115,429
Trade accounts payable	2,068	2,741
Other accounts payable	66,571	73,150
Derivative financial instruments	42,157	27,097
Deferred tax liabilities	305,578	328,370
Deferred income	128	177
Total non-current liabilities	3,488,790	3,512,505
Total liabilities	5,371,113	5,457,780
Equity
Share capital	17,389	17,387
Share premium	1,209,715	1,208,586
Reserves	572,214	524,776
Retained losses	(156,126)	(273,533)
Equity attributable to the owner of the Company	1,643,192	1,477,216
Non-controlling interest	152,822	145,724
Total equity	1,796,014	1,622,940
Total liabilities and equity	S/ 7,167,127	S/ 7,080,720